Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Taxes
Schedule of components of the Group's deferred tax assets

	(Unaudited) For
	the six-month	(Audited) For the
	period ended 30	year ended 31
	June 2024	December 2023
	USD	USD
Deferred tax asset movement

Opening balance	9,468,808	18,708,988
Foreign currency adjustments	(3,364,687)	(5,039,739)
Transfers to assets held for sale	—	(4,241,746)
Income tax benefit	—	41,305
Closing balance	6,104,121	9,468,808